Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,820,995.36
Total Fee Amount	6,880.27
Total Offset Amount	0.00
Net Fee	$ 6,880.27
Offering Table N/A
Offset Table N/A	N/A